Lease liabilities - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Financial expenses resulting from lease contracts	$ 77	$ 75	$ 57
Financial expenses on leases included in Financial Accreation	64	61	46
Financial expenses on leases capitalized in Property, plant and equipment	13	14	11
Total charges recorded in comprehensive income and capitalizations	$ 242	$ 238	$ 115